SEGMENTED INFORMATION (Details - Operating segments) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Exploration, evaluation and project expenses	$ 574,136	$ 186,764	$ 351,132
General expenses	742,177	425,353	432,460
Gain (loss) and comprehensive gain (loss)	(135,214)	(636,518)	612,748
Operating segments [member]
IfrsStatementLineItems [Line Items]
Exploration, evaluation and project expenses	574,136	186,764	351,132
General expenses	26,356	41,326	27,871
Professional fees	588,492	291,836	315,521
Stock exchange fees and other	38,052	67,636	62,094
Stock based compensation	89,277	24,555	26,974
Other	(1,181,099)	24,401	(1,396,340)
Gain (loss) and comprehensive gain (loss)	135,214	636,518	612,748
Mineral rights	4,089,714	6,241,114	6,196,114
Operating segments [member] | Country Of United States [Member]
IfrsStatementLineItems [Line Items]
Exploration, evaluation and project expenses	77,168	186,764	351,132
General expenses	3,546	41,326	27,871
Professional fees	79,102	291,836	315,521
Stock exchange fees and other	5,112	56,110	62,094
Stock based compensation	11,997	24,555	26,974
Other	(158,749)	35,927	(1,396,340)
Gain (loss) and comprehensive gain (loss)	18,176	636,518	612,748
Mineral rights	4,053,479	6,241,114	6,196,114
Operating segments [member] | Country Of Canada [Member]
IfrsStatementLineItems [Line Items]
Exploration, evaluation and project expenses	496,968	0	0
General expenses	22,810	0	0
Professional fees	509,390	0	0
Stock exchange fees and other	32,940	0	0
Stock based compensation	77,280	0	0
Other	(1,022,350)	0	0
Gain (loss) and comprehensive gain (loss)	117,038	0	0
Mineral rights	$ 36,235	$ 0	$ 0